STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 3,661,046	$ 50,161	$ 32,042,751	$ (28,431,866)
Balance, shares at Dec. 31, 2012		50,160,758
Common stock issued to institutional investors	2,278,500	$ 2,128	2,276,372
Common stock issued to institutional investors, shares		2,128,386
Common stock issued for additional commitment shares	$ 212,156	$ 235	211,921
Common stock issued for additional commitment shares, shares		234,795
Reversal of common stock issuance		$ (2)	2
Reversal of common stock issuance, shares		(2,000)
Exercise of options	$ 49,983	$ 63	49,920
Exercise of options, shares		63,350
Exercise of warrants	22,525	$ 33	22,492
Exercise of warrants, shares		32,500
Options issued for services	674,897		674,897
Warrants issued for services	135,851		$ 135,851
Net loss	(3,912,326)			$ (3,912,326)
Balance at Dec. 31, 2013	$ 3,122,632	$ 52,618	$ 35,414,206	$ (32,344,192)
Balance, shares at Dec. 31, 2013	52,617,789	52,617,789
Common stock issued to institutional investors	$ 1,036,148	$ 1,065	1,035,083
Common stock issued to institutional investors, shares		1,063,648
Common stock issued for additional commitment shares	16,862	$ 15	16,847
Common stock issued for additional commitment shares, shares		15,630
Common stock issued in private placement	3,140,000	$ 4,207	3,135,793
Common stock issued in private placement, shares		4,207,600
Common stock issued for services	24,500	$ 28	24,472
Common stock issued for services, shares		28,187
Exercise of options	11,000	$ 35	10,965
Exercise of options, shares		35,000
Exercise of warrants	142,830	$ 414	142,416
Exercise of warrants, shares		414,000
Options issued for services	824,726		824,726
Warrants issued for services	148,681		$ 148,681
Net loss	(4,409,797)			$ (4,409,797)
Balance at Dec. 31, 2014	$ 4,057,582	$ 58,382	$ 40,753,189	$ (36,753,989)
Balance, shares at Dec. 31, 2014	58,381,854	58,381,854
Common stock issued for services	$ 21,250	$ 26	21,224
Common stock issued for services, shares		26,166
Options issued for services	143,272		143,272
Warrants issued for services	27,673		$ 27,673
Net loss	(1,065,391)			$ (1,065,391)
Balance at Mar. 31, 2015	$ 3,184,386	$ 58,408	$ 40,945,358	$ (37,819,380)
Balance, shares at Mar. 31, 2015	58,408,020	58,408,020